Retirement Benefit and Other Post-retirement Obligations - Summary of Defined Plan Analysis (Detail) - UK Group plan [member]	12 Months Ended
Dec. 31, 2018
Disclosure of defined benefit plans [line items]
Defined benefit	61.00%
Defined contribution	39.00%
Total	100.00%
Active [member]
Disclosure of defined benefit plans [line items]
Defined benefit	1.00%
Defined contribution	9.00%
Total	10.00%
Deferred [member]
Disclosure of defined benefit plans [line items]
Defined benefit	25.00%
Defined contribution	30.00%
Total	55.00%
Pensioners [member]
Disclosure of defined benefit plans [line items]
Defined benefit	35.00%
Total	35.00%